Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Jun. 30, 2014 Mcf	Jun. 30, 2013 Mcf	Jun. 30, 2012
Accounting Policies [Abstract]
Number of customers	36,000
Wholly owned subsidiaries	3
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 229,367,319	$ 223,545,925
Composite depreciation rates (in hundredths)	2.80%	2.90%	2.90%
Revenue Recognition [Abstract]
Unbilled revenues	1,788,000	1,435,000
Unbilled gas costs	622,000	390,000
Unbilled Volumes (in Mcf)	63,000	47,000
Regulatory Assets [Line Items]
The weighted average recovery period of regulatory assets not earning a return	32 years
Regulatory assets, current	3,149,000	3,389,000
Total other assets	13,198,199	13,770,011
Total regulatory assets	13,923,000	17,693,000
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,165,000	1,253,000
Accrued cost of removal of long lived assets [Member]
Regulatory Liabilities [Line Items]
Total regulatory liabilities	355,000	328,000
Regulatory liability for deferred income taxes [Member]
Regulatory Liabilities [Line Items]
Total regulatory liabilities	810,000	925,000
Deferred gas costs [Member]
Regulatory Assets [Line Items]
Deferred Gas Cost	724,923	3,922,844
Conservation efficiency program expenses [Member]
Regulatory Assets [Line Items]
Total other assets	164,000	198,000
Loss on extinguishment of debt - regulatory asset [Member]
Regulatory Assets [Line Items]
Total other assets	3,149,000	3,389,000
Asset retirement obligation costs [Member]
Regulatory Assets [Line Items]
Total other assets	4,377,000	3,788,000
Accrued pension costs [Member]
Regulatory Assets [Line Items]
Total other assets	5,508,000	6,369,000
Regulatory Case expense [Member]
Regulatory Assets [Line Items]
Total other assets	0	26,000
Regulated segment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Distribution, transmission and storage	203,969,000	197,251,000
General, miscellaneous and intangibles	22,421,000	22,009,000
Construction work in progress	381,000	1,711,000
Property, Plant and Equipment	226,771,000	220,971,000
Non-regulated segment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 2,596,000	$ 2,575,000